S000057731 [Member] Expense Example - Morningstar Municipal Bond Fund - Institutional	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 59
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	364
Expense Example, with Redemption, 10 Years	$ 826